Goodwill and Intangible Assets - Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
Cost	$ 275,177,000	$ 52,498,000
Accumulated Amortization	(33,587,000)	(26,219,000)
Accumulated Impairment	(16,255,000)	(3,468,000)
Net	225,335,000	22,811,000
Amortization expenses related to intangible assets	9,110,000	4,560,000	$ 1,908,000
Year Ended December 31
2019	8,491,000
2020	8,487,000
2021	8,447,000
2022	7,931,000
2023 and thereafter	191,443,000
Total expected amortization expense	$ 224,799,000
Minimum
Intangible assets
Estimated useful lives of intangible assets	1 year
Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years
All Sure
Intangible assets
Impairment loss of acquired intangible assets		0	$ 3,500,000
Weihui
Intangible assets
Impairment loss of acquired intangible assets	$ 12,700,000
Land use rights
Intangible assets
Cost	202,340,000
Accumulated Amortization	(2,341,000)
Net	$ 199,999,000
Estimated useful lives of intangible assets	50 years
Amortization expenses related to intangible assets	$ 2,400,000
Technology
Intangible assets
Cost	44,342,000	38,547,000
Accumulated Amortization	(22,747,000)	(18,582,000)
Accumulated Impairment	(11,598,000)	(1,243,000)
Net	9,997,000	18,722,000
Supplier-relationship
Intangible assets
Cost	9,738,000
Accumulated Amortization	(495,000)
Net	9,243,000
Trademark and Domain name
Intangible assets
Cost	5,623,000
Accumulated Amortization	(147,000)
Net	5,476,000
Software
Intangible assets
Cost	1,859,000	1,861,000
Accumulated Amortization	(1,859,000)	(1,861,000)
Other
Intangible assets
Cost	11,275,000	12,090,000
Accumulated Amortization	(5,998,000)	(5,776,000)
Accumulated Impairment	(4,657,000)	(2,225,000)
Net	620,000	$ 4,089,000
Indefinite lived intangible assets
Indefinite lived intangible assets	$ 500,000
Other | Minimum
Intangible assets
Estimated useful lives of intangible assets	1 year	1 year
Other | Maximum
Intangible assets
Estimated useful lives of intangible assets	10 years	10 years